Inventories (Details) - CAD ($)	Aug. 31, 2022	Aug. 31, 2021
Inventories
Raw materials	$ 1,709,368	$ 1,549,125
Work-in-process	75,170	327,757
Finished goods	309,238	99,202
Total current inventories	$ 2,093,776	$ 1,976,084